BORROWINGS - Narrative (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	May 31, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)	Jan. 31, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Borrowings
Short-term borrowings				¥ 207,717	$ 29,703	¥ 288,280
Longterm borrowings				182,917		¥ 0
363-day Unsecured borrowing arrangements
Borrowings
Borrowing term			363 days
Face amount			¥ 122,200
Fixed borrowing rate			2.48%
Borrowing to be paid off on March 31, 2025			¥ 23,300
Borrowing to be paid off on June 30, 2025			3,900
Borrowing to be paid off on July 12, 2025			22,800
Borrowing to be paid off on December 31, 2025			3,900
Borrowing to be paid off on January 12, 2026			22,800
Borrowing to be paid off on January 25, 2026			¥ 45,600
Short-term borrowings				68,300
360-day Unsecured borrowing arrangements
Borrowings
Borrowing term	360 days
Face amount	¥ 35,300
Fixed borrowing rate	2.38%
Borrowing to be paid off on June 30, 2025	¥ 8,800
Borrowing to be paid off on December 31, 2025	8,800
Borrowing to be paid off on May 25, 2026	¥ 17,700
Short-term borrowings				17,700
36 months Revolving credit facility
Borrowings
Borrowing term	36 months
Short-term borrowings				¥ 121,700
Maximum borrowing capacity	¥ 400,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				us-gaap:PrimeRateMember
Basis spread on variable rate				0.89%
60 months Revolving credit facility
Borrowings
Borrowing term		60 months
Longterm borrowings				¥ 0
Maximum borrowing capacity		¥ 350,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				us-gaap:PrimeRateMember
Basis spread on variable rate				0.55%
24 months Revolving credit facility
Borrowings
Borrowing term	24 months
Longterm borrowings				¥ 182,900
Maximum borrowing capacity	¥ 600,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				us-gaap:PrimeRateMember
Basis spread on variable rate				0.86%